Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Equity and other investments carried at fair value	$ 3,412,166,000	$ 0
Class A Subordinate Voting
Common shares issued (in shares)	113,954,492	113,954,492
Common shares outstanding (in shares)	110,929,570	110,929,570
Class B Multiple Voting
Common shares issued (in shares)	11,942,667	11,942,667
Common shares outstanding (in shares)	11,599,301	11,599,301